Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rentals Due Under Non-Cancelable Leases

Future minimum rentals due under non-cancelable leases as of December 31, 2014 are as follows for each of the years ending December 31 (dollars in thousands):

YEAR	AMOUNT
2015	$3,500
2016	3,336
2017	5,864
2018	5,023
2019	5,885
Thereafter	41,998

Total	$65,606

Exit and Disposal Activity and Liability Balances

The following table is a summary of the exit and disposal activity and liability balances as a result of the headquarters relocation (in thousands):

	Lease Termination Costs	Other Exit Costs	Total
Balance at January 1, 2014	$—	$—	$—
Additions	1,415	—	1,415
Payments	(708)	—	(708)

Balance at June 30, 2014	$707	$—	$707

Balance at January 1, 2015	$707	$—	$707
Additions	2,763	717	3,480
Payments	(1,106)	—	(1,106)

Balance at June 30, 2015	$2,364	$717	$3,081